Document and Entity Information	Apr. 27, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000717806
Document Type	8-K/A
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	First US Bancshares, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-14549
Entity Tax Identification Number	63-0843362
Entity Address, Address Line One	3291 U.S. Highway 280
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35243
City Area Code	(205)
Local Phone Number	582-1200
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FUSB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by First US Bancshares, Inc. (the “Company”) with the Securities and Exchange Commission on April 28, 2023 (the “Original Filing”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct shareholder advisory votes on the compensation of the Company’s named executive officers. No other changes have been made to the Original Filing.